ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest payable	$ 1,553	$ 1,687
Deferred charter hire	867	867
Accrued expenses and other current liabilities	$ 2,420	$ 2,554